Acquisitions & Divestitures (Tables)	12 Months Ended
Dec. 31, 2025
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
Business acquisition, purchase price allocation
The following table reflects the purchase price related to these acquisitions and the resulting purchase price allocations as of December 31, 2025.

($ in millions)
	Amortization Life (in Years)	HashiCorp, Inc. (HashiCorp)	Other Acquisitions
Current assets (1)		$1,451	$227
Property, plant and equipment/noncurrent assets		457	109
Intangible assets
Goodwill	N/A	4,684	1,254
Client relationships	5—13	980	410
Completed technology	5—7	770	237
Trademarks	1—7	85	9
Total assets acquired		$8,427	$2,246
Current liabilities		478	246
Noncurrent liabilities		516	87
Total liabilities assumed		$993	$333
Total purchase price		$7,433	$1,912
(1)Includes $929 million of cash and cash equivalents and $331 million of short-term marketable securities acquired from HashiCorp at the acquisition date.
N/A–Not applicable
The following table reflects the purchase price related to these acquisitions and the resulting purchase price allocations as of December 31, 2025. Net purchase price adjustments recorded in 2025 were not material.

($ in millions)
	Amortization Life (in Years)	StreamSets and webMethods	Other Acquisitions
Current assets		$362	$121
Property, plant and equipment/noncurrent assets		19	31
Intangible assets
Goodwill	N/A	1,074	894
Client relationships	1—7	680	167
Completed technology	5—7	550	181
Trademarks	1—7	45	6
Total assets acquired		$2,730	$1,401
Current liabilities		201	68
Noncurrent liabilities		254	78
Total liabilities assumed		$455	$145
Total purchase price		$2,275	$1,255
N/A–Not applicable
The following table reflects the purchase price related to these acquisitions and the resulting purchase price allocations as of December 31, 2024. Net purchase price adjustments recorded in 2024 were not material.

($ in millions)
	Amortization Life (in Years)	Apptio, Inc.	Other Acquisitions
Current assets		$145	$83
Property, plant and equipment/noncurrent assets		23	20
Intangible assets
Goodwill	N/A	3,501	382
Client relationships	6—10	770	44
Completed technology	5—7	530	108
Trademarks	1—5	35	2
Total assets acquired		$5,005	$639
Current liabilities		250	44
Noncurrent liabilities		143	10
Total liabilities assumed		$393	$54
Total purchase price		$4,612	$585
N/A–Not applicable

Business acquisition, consideration paid	The following reflects the consideration paid related to the acquisition.

($ in millions)
Total Consideration (1)
Cash paid for outstanding HashiCorp common stock	$7,212
Cash paid for HashiCorp equity awards	178
Cash consideration	$7,390
Fair value of stock-based compensation awards attributable to pre-acquisition services	40
Settlement of pre-existing relationships	3
Total consideration	$7,433
(1)As part of assets acquired, the company received $929 million of cash and cash equivalents and $331 million of short-term marketable securities from HashiCorp at the acquisition date.